ProShares K-1 Free Crude Oil Strategy ETF Annual Fund Operating Expenses - ProShares K-1 Free Crude Oil Strategy ETF - None	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.69%